NOTE 4 – INVENTORIES		6 Months Ended
	Sep. 08, 2026	Jun. 30, 2026
Inventory Disclosure [Abstract]
NOTE 4 – INVENTORIES

NOTE 4 – INVENTORIES, NET

Inventory is stated at the lower of cost or realizable value, using the weighted average cost method. When an impairment indicator suggests that the carrying amounts of inventories might not be recoverable, the Company reviews such carrying amounts and estimates the net realizable value based on the most reliable evidence available at that time. An impairment loss is recorded if the net realizable value is less than the carrying value. Impairment indicators considered for these purposes are, among others, obsolescence, decrease in market prices, damage, and a firm commitment to sell. The following table summarizes the Company’s inventories as of December 31, 2025 and 2024:

	As of December 31,
	2025	2024
Inventories:
Raw materials and work-in-progress	$984,357	$—
Finished goods	961,846	—
Gross inventories	1,946,203	—
Inventory valuation reserves	—	—
Inventories, net	$1,946,203	$—

NOTE 4 – INVENTORIES

Inventory is stated at the lower of cost or net realizable value, using the weighted average cost method. When an indicator suggests that the carrying amount of inventories may not be recoverable, the Company reviews such carrying amount and estimates the net realizable value based on the most reliable evidence available at that time. A write-down is recorded if the net realizable value is less than the carrying value. Write-down indicators considered for these purposes are, among others, obsolescence, a decrease in market prices, damage, and a firm commitment to sell. The Company did not record any inventory write-downs during the six months ended June 30, 2026 or the fiscal year ended December 31, 2025. The following table summarizes the Company’s inventories as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026	As of December 31, 2025
Inventories:
Finished goods	1,045,684	961,846
Raw materials and work-in-progress	$28,904	$984,357
Inventories	$1,074,588	$1,946,203